Leases - Schedule of Operating Lease Expense (Detail) $ in Thousands	Dec. 31, 2017 USD ($)
Leases Operating [Abstract]
2018	$ 333
2019	349
2020	349
2021	309
2022	193
Thereafter	980
Total	$ 2,513